Invesco Charter Fund | Invesco Funds - Institutional Class

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Capital Development Fund

Invesco Charter Fund

Invesco Constellation Fund

Invesco Diversified Dividend Fund

Invesco Large Cap Basic Value Fund

Invesco Large Cap Growth Fund

Invesco Summit Fund

Effective May 23, 2011, all references to Invesco Large Cap Basic Value Fund and Invesco Large Cap Growth Fund are hereby deleted.

The following information replaces in its entirety the information appearing under the heading “Fund Summaries — INVESCO CHARTER FUND — Fees and Expenses of the Fund”:
"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Charter Fund Invesco Funds - Institutional Class Institutional Class, Invesco Charter Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Invesco Charter Fund Invesco Funds - Institutional Class Institutional Class, Invesco Charter Fund
Management Fees	[1]	0.61%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses	[2]	0.73%
[1]	Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Pursuant to the new fee schedule, the Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.
[2]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Charter Fund Invesco Funds - Institutional Class Institutional Class, Invesco Charter Fund	Institutional Class	75	233	406	906

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio."